SCHEDULE OF NET ALLOWANCE FOR DOUBTFUL ACCOUNTS BASED ON INVOICE DATA (Details) - SGD ($)	Jun. 30, 2024	Jun. 30, 2023
Financing Receivable, Past Due [Line Items]
Accounts receivable	$ 428,577	$ 702,746
Financial Asset, 1 to 29 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	424,367	519,865
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	3,230	3,338
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	467	780
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable	$ 513	$ 178,763